Equity Compensation and Other Benefit Plans - Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RSUs With Service Condition
RSUs With Service Condition
Outstanding at beginning of year (in shares)	457,376	344,933	301,627
Granted (in shares)	379,281	234,765	115,382
Settled (in shares)	(124,497)	(94,822)	(67,326)
Cancelled, forfeited or expired (in shares)	0	(27,500)	(4,750)
Outstanding at end of year (in shares)	712,160	457,376	344,933
RSUs vested but not settled at end of year (in shares)	285,734	290,115	202,433
RSUs unvested at end of year (in shares)	426,426	167,261	142,500
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	$ 24.76	$ 30.47	$ 30.27
Granted (in dollars per share)	16.63	19.54	29.41
Settled (in dollars per share)	25.98	30.99	27.71
Cancelled/forfeited (in dollars per share)	0	30.36	30.88
Outstanding at end of year (in dollars per share)	20.22	24.76	30.47
RSUs vested but not settled at end of year (in dollars per share)	20.89	21.49	30.79
Weighted average grant date fair value (in dollars per share)	$ 19.77	$ 30.43	$ 30.01
RSUs With Market and Service Conditions
RSUs With Service Condition
Outstanding at beginning of year (in shares)	405,806	325,332	287,831
Granted (in shares)	602,156	190,800	112,752
Settled (in shares)	(102,254)	(110,326)	(72,501)
Cancelled, forfeited or expired (in shares)	0	0	(2,750)
Outstanding at end of year (in shares)	905,708	405,806	325,332
RSUs vested but not settled at end of year (in shares)	112,752	102,254	110,326
RSUs unvested at end of year (in shares)	792,956	303,552	215,006
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	$ 25.03	$ 27.13	$ 24.85
Granted (in dollars per share)	13.60	21.98	27.86
Settled (in dollars per share)	27.62	25.93	19.22
Cancelled/forfeited (in dollars per share)	0	0	26.85
Outstanding at end of year (in dollars per share)	17.14	25.03	27.13
RSUs vested but not settled at end of year (in dollars per share)	27.86	27.62	25.93
Weighted average grant date fair value (in dollars per share)	$ 15.62	$ 24.16	$ 27.75
Expected term	1 year
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 12.3	$ 6.8
Period for recognizing unrecognized compensation cost	1 year 9 months 18 days
RSUs With Service Condition
Outstanding at beginning of year (in shares)	863,182	670,265	589,458
Granted (in shares)	981,437	425,565	228,134
Settled (in shares)	(226,751)	(205,148)	(139,827)
Cancelled, forfeited or expired (in shares)	0	(27,500)	(7,500)
Outstanding at end of year (in shares)	1,617,868	863,182	670,265
RSUs vested but not settled at end of year (in shares)	398,486	392,369	312,759
RSUs unvested at end of year (in shares)	1,219,382	470,813	357,506
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	$ 24.89	$ 28.85	$ 27.62
Granted (in dollars per share)	14.77	20.63	28.64
Settled (in dollars per share)	26.72	28.27	23.31
Cancelled/forfeited (in dollars per share)	0	30.36	29.40
Outstanding at end of year (in dollars per share)	18.50	24.89	28.85
RSUs vested but not settled at end of year (in dollars per share)	22.86	23.09	29.08
Weighted average grant date fair value (in dollars per share)	$ 17.07	$ 26.39	$ 28.65
RSUs with Service Condition, weighted average grant date fair value based on share closing price
RSUs With Service Condition
Granted (in shares)	621,312	113,148	40,007
Weighted Average Grant Date Fair Value
Weighted average volatility estimated	48.00%
Expected term	3 years
Weighted average risk-free rate	0.17%
Share price (dollars per share)		$ 9.28	$ 29.12
RSUs With Service Condition, Weighted Average Grant Date Fair Value Based on Share Closing Price
RSUs With Service Condition
Granted (in shares)	306,134	11,231
Weighted Average Grant Date Fair Value
Weighted average volatility estimated	54.00%
Expected term	2 years 6 months
Weighted average risk-free rate	0.36%
Share price (dollars per share)		$ 10.24
Remaining RSUs With Service Condition, Weighted Average Grant Date Fair Value Based on Share Closing Price
RSUs With Service Condition
Granted (in shares)	53,991
Weighted Average Grant Date Fair Value
Share price (dollars per share)	$ 18.80
RSUs with Service Condition and both Service and Market Conditions
RSUs With Service Condition
Granted (in shares)		301,186	188,127
Weighted Average Grant Date Fair Value
Weighted average volatility estimated		14.00%	15.00%
Expected term		3 years	3 years
Weighted average risk-free rate		1.36%	2.47%